Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4. Property and Equipment

Property and equipment consisted of the following at December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Software	$133,201	$133,201
Computer and office equipment	33,875	26,432
Furniture and fixtures	14,518	10,436
	181,594	170,069
Accumulated depreciation and amortization	(167,987)	(129,832)
Property and equipment, net	$13,607	$40,237

Depreciation and amortization expense for the years ended December 31, 2013 and 2012 was $38,155 and $45,482, respectively.